Segment and Related Information - Schedule of Segment Reporting Information (Details) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Revenues	$ 861,410	$ 37,995
Net Income (loss)	(2,665,779)	(3,565,272)
Depreciation and Amortization	269,000
Capital Expenditures	151,000
Goodwill	5,155,141	4,456,250
Total Assets	8,591,774	$ 7,754,543
Franchise Royalties and Fees [Member]
Revenues	523,000
Net Income (loss)	(124,000)
Depreciation and Amortization
Capital Expenditures
Goodwill	699,000
Total Assets	1,610,000
Company Owned Stores [Member]
Revenues	174,000
Net Income (loss)	(330,000)
Depreciation and Amortization	54,000
Capital Expenditures	142,000
Goodwill
Total Assets	1,124,000
Esports Revenue [Member]
Revenues	165,000
Net Income (loss)	(345,000)
Depreciation and Amortization	215,000
Capital Expenditures	9,000
Goodwill	4,456,000
Total Assets	5,750,000
Corporates [Member]
Revenues
Net Income (loss)	(1,856,000)
Depreciation and Amortization
Capital Expenditures
Goodwill
Total Assets	$ 108,000